[Logo of               USAA TAX EXEMPT FUND, INC.
USAA Eagle                  Long-Term Fund
Appears Here]              Short-Term Fund
                          California Bond Fund
                          New York Bond Fund
                          Virginia Bond Fund
                        Intermediate-Term Fund
                      Tax Exempt Money Market Fund
                      California Money Market Fund
                       New York Money Market Fund
                      Virginia Money Market Fund

                   SUPPLEMENT DATED DECEMBER 2, 1996
              TO THE STATEMENTS OF ADDITIONAL INFORMATION
                         DATED AUGUST 1, 1996


     Effective December 1, 1996, Robert G. Davis replaced M. Staser Holcomb as Director and Chairman of the Board of Directors. The paragraph under the caption "Directors and Officers of the Company" relating to M. Staser Holcomb is replaced with the following information:

Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 50

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (12/96-present); Director, Vice Chairman, Executive Vice President, and Chief Operating Officer, USAA Financial Planning Network, Inc. (9/96 -present); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis also will serve as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Mutual Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.



     Effective January 1, 1997, Robert L. Mason will replace George E. Brown as a Director on the Board of Directors. Mr. Brown will be retiring on December 31, 1996. The paragraph under the caption "Directors and Officers of the Company" relating to George E. Brown is replaced with the following information:

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Director
Age: 50

Manager, Statistical Analysis Section, Southwest Research Institute (8/75-present). Dr. Mason currently serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.





29299-1296